Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Schedule of Cash and Cash Equivalents [Abstract]
Balances in bank accounts	$ 612,951	$ 1,495,097		$ 3,657,580
Cash	1,255	1,047		13,528
Total cash and cash equivalents	$ 614,206	$ 1,496,144	$ 3,846,543	$ 3,686,741